Basis of Presentation	3 Months Ended
Sep. 30, 2024
Basis of Presentation
Basis of Presentation
2.
Basis of Presentation

Statement of compliance

The annual consolidated financial statements of the Company, including comparatives, have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board ("IFRS Accounting Standards"). The condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standards 34, Interim Financial Reporting ("IAS 34").

Certain annual information, in particular the accompanying notes normally included in the condensed interim consolidated financial statements prepared in accordance with IFRS Accounting Standards, has been omitted or condensed. These condensed consolidated interim financial statements do not include all disclosures required under IFRS Accounting Standards and, accordingly, should be read in conjunction with the annual consolidated financial statements for the year ended June 30, 2024 and the notes thereto.

These condensed consolidated interim financial statements have been prepared on a going concern basis.

Basis of presentation

These condensed consolidated interim financial statements have been prepared on the historical cost basis except for financial assets classified as fair value through profit or loss, which are stated at fair value.

The condensed consolidated interim financial statements are presented in the United States dollar ("USD"), and all values are rounded to the nearest thousand except as otherwise indicated.

The functional currency of Standard Lithium Ltd. is the Canadian dollar ("CAD"). For this entity, all transactions not denominated in CAD functional currency are considered to be foreign currency transactions. Foreign currency denominated monetary assets and liabilities are translated using the rate of exchange prevailing at the reporting date. Gains or losses on translation of these items are included in earnings and reporting as Foreign exchange loss (gain). Foreign currency denominated non-monetary assets and liabilities, measured at historical cost, are translated at the rate of exchange at the transaction date.

The functional currency of all subsidiaries is the USD. For these entities, all transactions not denominated in USD functional currency are considered to be foreign currency transactions. Foreign currency denominated monetary assets and liabilities are translated using the rate of exchange prevailing at the reporting date. Gains or losses on translation of these items are included in earnings and reporting as Foreign exchange loss (gain). Foreign currency denominated non-monetary assets and liabilities, measured at historical cost, are translated at the rate of exchange at the transaction date.

Change in presentation currency

Effective July 1, 2024, the Company changed its presentation currency from CAD to USD due to its most significant assets and liabilities being denominated in USD and for consistency with peer companies in the mining industry. This change has been applied retrospectively.

As at and for the year ended June 30, 2024 and all prior periods, the Company's reporting currency was CAD as described in the Company’s 2024 annual consolidated financial statements. The currency remeasurement of our results applied the International Accounting Standards ("IAS") transitional rules.

The amounts reported in these condensed consolidated interim financial statements as at June 30, 2024 and for the three months ended September 30, 2023 have been remeasured in USD based on the closing exchange rate on June 30, 2024 and the average rate for three months ended September 30, 2023, as listed below. The accounting policy used to translate equity items prior to June 30, 2024, was to use the historical rate for each equity transaction that occurred to recreate the historical amounts. For 2024, equity items were translated quarterly using the average exchange rate for each quarter.

The exchange rates used to reflect the change in presentation currency were as follows:

CAD - USD exchange rate	Q1 2024	Q2 2024	Q3 2024	Q4 2024	Q4 2023
Closing rate	0.7364	0.7547	0.7384	0.7310	0.7545
Average rate	0.7455	0.7402	0.7407	0.7383	0.7466

Critical accounting estimates and judgments

The preparation of financial statements requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities and contingent liabilities as at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Estimates and judgments are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.

Information about critical judgments in applying accounting policies and assumptions and estimation uncertainties that have the most significant effect on the amounts recognized in the condensed consolidated interim financial statements are disclosed in Note 2 of the Company’s 2024 annual consolidated financial statements.